Other accounts receivable, net - Aging of accounts receivable (Details) $ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)	Dec. 31, 2014 MXN ($)
Accounts receivable aging
Impaired accounts receivable		$ 17,809	$ 19,317	$ 24,612	$ 27,786
Not impaired accounts receivable	$ 24,244	478,467	427,403
Total accounts receivable		496,276	446,720
0-30 Days
Accounts receivable aging
Impaired accounts receivable		16,962	15,723
Not impaired accounts receivable		415,847	398,721
Total accounts receivable		432,809	414,444
31-60 Days
Accounts receivable aging
Not impaired accounts receivable		38,705	11,231
Total accounts receivable		38,705	11,231
61-90 Days
Accounts receivable aging
Not impaired accounts receivable		17,918	14,492
Total accounts receivable		17,918	14,492
91-120 Days
Accounts receivable aging
Impaired accounts receivable		847	3,594
Not impaired accounts receivable		5,997	2,959
Total accounts receivable		$ 6,844	$ 6,553